Share-Based Compensation -Schedule of Proceeds Related to Option Exercises and Related Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Proceeds from options exercised	$ 0	$ 2,097,000	$ 1,939,000
Tax Benefit		$ 199,000	$ 340,000